Note 8 - Long-term Investments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Increase (decrease) through equity investments designated at fair value through other comprehensive income	$ 190	$ 4,599
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares through equity investments designated at fair value through other comprehensive income (in shares)	100,000
Increase (decrease) through equity investments designated at fair value through other comprehensive income	$ 190	$ 654